Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Remeasurement gain (loss) on secured notes	$ 10,379	$ 31,566	$ (1,367)	$ 31,566
Corporate and administrative expenses	(3,977)	(2,868)	(7,868)	(7,469)
Impairment of investment in associate		(873)		(873)
Equity loss of associate	(60)	(46)	(120)	(90)
Other income - flow-through shares	1,371	81	1,516	180
Environmental rehabilitation (expense) gain		(26)		41
Unrealized loss on convertible notes receivable	(10)	(13)	(23)	(19)
Foreign exchange gain (loss)	5,111	(822)	5,698	(959)
Finance costs, interest expense and other income	(1,930)	(315)	(2,002)	(3,419)
Interest income	713	30	1,499	76
Earnings (loss) before income taxes	11,597	26,714	(2,667)	19,034
Income tax (expense) recovery	(2,612)	(7,626)	868	(6,227)
Net earnings (loss) for the period	8,985	19,088	(1,799)	12,807
Items that will not be reclassified to net income or loss
Remeasurement of secured notes	8,728	23,544	1,127	23,544
Change in fair value of marketable securities	(267)	(221)	(119)	(47)
Tax impact	(2,320)	(6,327)	(287)	(6,351)
Total other comprehensive income	6,141	16,996	721	17,146
Comprehensive income (loss) for the period	$ 15,126	$ 36,084	$ (1,078)	$ 29,953
Weighted average number of common shares outstanding
Basic (in Shares)	82,434,434	80,144,953	81,998,804	79,701,761
Diluted (in Shares)	82,646,724	80,392,391	81,998,804	79,966,924
Earnings (loss) per common share
Basic (in Dollars per share)	$ 0.11	$ 0.24	$ (0.02)	$ 0.16
Diluted (in Dollars per share)	$ 0.11	$ 0.24	$ (0.02)	$ 0.16